UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21676
Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.1%

Security	Shares	Value
Aerospace & Defense — 2.1%
Honeywell International, Inc.	66,929	$1,864,642
Northrop Grumman Corp.	22,634	987,748
Rockwell Collins, Inc.	49,939	1,630,009
United Technologies Corp.	48,521	2,085,433

		$6,567,832

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	19,160	$873,888
Expeditors International of Washington, Inc.	21,522	608,857
United Parcel Service, Inc., Class B	45,237	2,226,565

		$3,709,310

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(1)	33,122	$207,344

		$207,344

Automobiles — 0.1%
Harley-Davidson, Inc.	14,657	$196,257

		$196,257

Beverages — 3.4%
Brown-Forman Corp., Class B	12,723	$494,034
Coca-Cola Co. (The)	111,894	4,917,741
Pepsi Bottling Group, Inc.	43,532	963,798
PepsiCo, Inc.	81,530	4,197,164

		$10,572,737

Biotechnology — 2.2%
Amgen, Inc.(1)	56,704	$2,807,982
Celgene Corp.(1)	42,437	1,884,203
Cephalon, Inc.(1)	10,226	696,391
Gilead Sciences, Inc.(1)	26,294	1,217,938
Progenics Pharmaceuticals, Inc.(1)	27,713	182,629

		$6,789,143

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	81,058	$2,289,888
Charles Schwab Corp. (The)	38,270	593,185
Federated Investors, Inc., Class B	23,516	523,466
Goldman Sachs Group, Inc.	20,261	2,148,071
Invesco PLC ADR	47,866	663,423
Legg Mason, Inc.	10,446	166,091
Morgan Stanley	65,302	1,486,927
State Street Corp.	32,176	990,377

		$8,861,428

Security	Shares	Value
Chemicals — 1.4%
E.I. Du Pont de Nemours & Co.	73,387	$1,638,732
Eastman Chemical Co.	27,979	749,837
Monsanto Co.	25,107	2,086,392

		$4,474,961

Commercial Banks — 1.7%
First Horizon National Corp.	45,620	$489,961
KeyCorp	25,580	201,315
Marshall & Ilsley Corp.	39,440	222,047
PNC Financial Services Group, Inc.	38,904	1,139,498
Royal Bank of Canada	9,091	262,912
Toronto-Dominion Bank	5,493	189,948
Wells Fargo & Co.	204,670	2,914,501

		$5,420,182

Commercial Services & Supplies — 1.0%
Avery Dennison Corp.	30,924	$690,842
Pitney Bowes, Inc.	15,666	365,801
RR Donnelley & Sons Co.	21,525	157,778
Waste Management, Inc.	70,380	1,801,728

		$3,016,149

Communications Equipment — 3.5%
Ciena Corp.(1)	26,114	$203,167
Cisco Systems, Inc.(1)	259,288	4,348,260
Corning, Inc.	105,686	1,402,453
Harris Corp.	27,011	781,698
JDS Uniphase Corp.(1)	50,275	163,394
QUALCOMM, Inc.	105,832	4,117,923

		$11,016,895

Computers & Peripherals — 5.3%
Apple, Inc.(1)	40,731	$4,281,643
Hewlett-Packard Co.	132,163	4,237,146
International Business Machines Corp.	68,838	6,669,714
QLogic Corp.(1)	77,051	856,807
Seagate Technology	69,594	418,260

		$16,463,570

Consumer Finance — 0.2%
Discover Financial Services	74,824	$472,139

		$472,139

Containers & Packaging — 0.2%
Bemis Co., Inc.	7,568	$158,701
Sealed Air Corp.	38,830	535,854

		$694,555

Security	Shares	Value
Distributors — 0.3%
Genuine Parts Co.	34,078	$1,017,569

		$1,017,569

Diversified Consumer Services — 0.5%
H&R Block, Inc.	85,901	$1,562,539

		$1,562,539

Diversified Financial Services — 3.2%
Bank of America Corp.	307,295	$2,095,752
CIT Group, Inc.	82,201	234,273
Citigroup, Inc.	407,074	1,029,897
CME Group, Inc.	4,697	1,157,294
JPMorgan Chase & Co.	180,352	4,793,756
Moody’s Corp.	29,272	670,914
NYSE Euronext	8,497	152,096

		$10,133,982

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	287,141	$7,235,953
CenturyTel, Inc.	6,089	171,223
Frontier Communications Corp.	107,009	768,325
Qwest Communications International, Inc.	105,256	359,976
Verizon Communications, Inc.	152,166	4,595,413

		$13,130,890

Electric Utilities — 1.5%
Duke Energy Corp.	123,997	$1,775,637
Edison International	42,652	1,228,804
FirstEnergy Corp.	42,170	1,627,762
Pinnacle West Capital Corp.	7,168	190,382

		$4,822,585

Electrical Equipment — 0.7%
Emerson Electric Co.	71,644	$2,047,586
SunPower Corp., Class A(1)	7,422	176,495

		$2,224,081

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc.	38,182	$212,292
Molex, Inc.	13,181	181,107

		$393,399

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	17,050	$1,071,763
Halliburton Co.	133,340	2,062,770
Rowan Cos., Inc.	23,588	282,348
Schlumberger, Ltd.	49,616	2,015,402

		$5,432,283

Security	Shares	Value
Food & Staples Retailing — 3.1%
CVS Caremark Corp.	105,332	$2,895,577
Supervalu, Inc.	12,066	172,302
Wal-Mart Stores, Inc.	127,758	6,656,192

		$9,724,071

Food Products — 1.5%
ConAgra Foods, Inc.	36,224	$611,099
Hershey Co. (The)	35,872	1,246,552
Kellogg Co.	31,044	1,137,142
Kraft Foods, Inc., Class A	45,977	1,024,827
Tyson Foods, Inc., Class A	70,336	660,455

		$4,680,075

Gas Utilities — 0.1%
Nicor, Inc.	13,905	$462,063

		$462,063

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	54,030	$2,767,417
Boston Scientific Corp.(1)	136,100	1,081,995
Covidien, Ltd.	43,358	1,441,220
Medtronic, Inc.	81,590	2,404,457
Zimmer Holdings, Inc.(1)	19,819	723,393

		$8,418,482

Health Care Providers & Services — 1.9%
Laboratory Corp. of America Holdings(1)	9,283	$542,963
McKesson Corp.	33,698	1,180,778
Medco Health Solutions, Inc.(1)	50,204	2,075,433
Quest Diagnostics, Inc.	11,070	525,604
UnitedHealth Group, Inc.	76,435	1,599,785

		$5,924,563

Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A	53,494	$875,162
McDonald’s Corp.	52,268	2,852,265
Starwood Hotels & Resorts Worldwide, Inc.	52,700	669,290
Wyndham Worldwide Corp.	45,055	189,231
Yum! Brands, Inc.	35,271	969,247

		$5,555,195

Security	Shares	Value
Household Durables — 0.8%
Black & Decker Corp.	6,526	$205,961
Centex Corp.	20,832	156,240
D.R. Horton, Inc.	22,646	219,666
KB Home	13,566	178,800
Leggett & Platt, Inc.	12,174	158,140
Lennar Corp., Class A	21,018	157,845
Newell Rubbermaid, Inc.	76,798	489,971
Snap-On, Inc.	6,380	160,138
Stanley Works (The)	5,820	169,478
Whirlpool Corp.	16,113	476,784

		$2,373,023

Household Products — 2.5%
Clorox Co. (The)	14,476	$745,224
Procter & Gamble Co.	149,558	7,042,686

		$7,787,910

Industrial Conglomerates — 1.5%
General Electric Co.	406,584	$4,110,564
Textron, Inc.	73,458	421,649

		$4,532,213

Insurance — 2.7%
ACE, Ltd.	3,764	$152,066
Allianz SE ADR	20,906	174,774
AON Corp.	26,692	1,089,567
Cincinnati Financial Corp.	34,819	796,311
First American Corp.	13,676	362,551
Marsh & McLennan Cos., Inc.	50,188	1,016,307
MetLife, Inc.	64,118	1,459,967
PartnerRe, Ltd.	5,273	327,295
Principal Financial Group, Inc.	45,241	370,071
Travelers Companies, Inc. (The)	65,950	2,680,208

		$8,429,117

Internet Software & Services — 2.1%
Akamai Technologies, Inc.(1)	66,844	$1,296,774
Google, Inc., Class A(1)	12,812	4,459,345
VeriSign, Inc.(1)	43,013	811,655

		$6,567,774

IT Services — 0.6%
Automatic Data Processing, Inc.	37,355	$1,313,402
Fidelity National Information Services, Inc.	33,633	612,121

		$1,925,523

Leisure Equipment & Products — 0.4%
Eastman Kodak Co.	45,646	$173,455
Mattel, Inc.	91,150	1,050,959

		$1,224,414

Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	31,697	$1,130,632

		$1,130,632

Machinery — 0.9%
Caterpillar, Inc.	29,844	$834,438
Eaton Corp.	24,497	902,959
Ingersoll-Rand Co., Ltd., Class A	74,851	1,032,944

		$2,770,341

Media — 2.5%
Comcast Corp., Class A	183,696	$2,505,613
Interpublic Group of Cos., Inc.(1)	54,079	222,805
McGraw-Hill Cos., Inc. (The)	76,076	1,739,858
Omnicom Group, Inc.	39,439	922,873
Walt Disney Co. (The)	134,372	2,440,196

		$7,831,345

Metals & Mining — 0.8%
AK Steel Holding Corp.	25,694	$182,941
Allegheny Technologies, Inc.	16,248	356,319
Nucor Corp.	36,386	1,388,854
United States Steel Corp.	27,740	586,146

		$2,514,260

Multiline Retail — 1.0%
Big Lots, Inc.(1)	31,816	$661,136
JC Penney Co., Inc.	21,827	438,068
Macy’s, Inc.	117,735	1,047,842
Nordstrom, Inc.	49,817	834,435

		$2,981,481

Multi-Utilities — 2.8%
CenterPoint Energy, Inc.	17,504	$182,567
CMS Energy Corp.	141,552	1,675,976
Dominion Resources, Inc.	64,318	1,993,215
DTE Energy Co.	10,342	286,473
Integrys Energy Group, Inc.	10,554	274,826
NiSource, Inc.	33,766	330,907
NorthWestern Corp.	25,000	537,000
Public Service Enterprise Group, Inc.	74,528	2,196,340
TECO Energy, Inc.	92,229	1,028,353
Xcel Energy, Inc.	12,009	223,728

		$8,729,385

Security	Shares	Value
Oil, Gas & Consumable Fuels — 12.2%
Chevron Corp.	112,108	$7,538,142
ConocoPhillips	86,404	3,383,581
El Paso Corp.	53,383	333,644
EOG Resources, Inc.	30,242	1,656,052
Exxon Mobil Corp.	251,497	17,126,946
Foundation Coal Holdings, Inc.	18,804	269,837
Occidental Petroleum Corp.	57,279	3,187,576
Peabody Energy Corp.	43,269	1,083,456
Petrohawk Energy Corp.(1)	16,345	314,314
Pioneer Natural Resources Co.	31,168	513,337
Range Resources Corp.	24,056	990,145
Tesoro Corp.	39,997	538,760
Williams Cos., Inc.	105,980	1,206,052

		$38,141,842

Paper & Forest Products — 0.1%
International Paper Co.	23,471	$165,236

		$165,236

Personal Products — 0.6%
Alberto-Culver Co.	32,950	$745,000
Estee Lauder Cos., Inc., Class A	45,196	1,114,081

		$1,859,081

Pharmaceuticals — 8.9%
Abbott Laboratories	95,292	$4,545,428
Bristol-Myers Squibb Co.	134,922	2,957,490
Johnson & Johnson	138,292	7,274,159
Merck & Co., Inc.	103,885	2,778,924
Pfizer, Inc.	369,780	5,036,404
Schering-Plough Corp.	65,508	1,542,713
Wyeth	82,730	3,560,699

		$27,695,817

Professional Services — 0.2%
Monster Worldwide, Inc.(1)	19,900	$162,185
Robert Half International, Inc.	28,288	504,375

		$666,560

Real Estate Investment Trusts (REITs) — 0.4%
Apartment Investment and Management Co., Class A	27,907	$152,930
Kimco Realty Corp.	78,276	596,463
Plum Creek Timber Co., Inc.	12,612	366,631
ProLogis	35,540	231,010
Simon Property Group, Inc.	704	24,387

		$1,371,421

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	55,825	$224,975

		$224,975

Security	Shares	Value
Road & Rail — 1.0%
CSX Corp.	22,133	$572,138
JB Hunt Transport Services, Inc.	9,165	220,968
Norfolk Southern Corp.	60,275	2,034,281
Ryder System, Inc.	6,315	178,778

		$3,006,165

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	9,079	$174,952
Applied Materials, Inc.	180,620	1,941,665
Intel Corp.	246,609	3,711,465
MEMC Electronic Materials, Inc.(1)	58,096	958,003
Microchip Technology, Inc.	84,002	1,780,002
NVIDIA Corp.(1)	46,376	457,267
Teradyne, Inc.(1)	34,622	151,644

		$9,174,998

Software — 4.3%
Adobe Systems, Inc.(1)	32,525	$695,710
Citrix Systems, Inc.(1)	7,719	174,758
Microsoft Corp.	414,202	7,608,891
Novell, Inc.(1)	45,275	192,872
Oracle Corp.(1)	197,923	3,576,469
Quest Software, Inc.(1)	17,700	224,436
Symantec Corp.(1)	60,209	899,522

		$13,372,658

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	12,165	$289,527
AutoNation, Inc.(1)	24,047	333,772
GameStop Corp., Class A(1)	20,912	585,954
Home Depot, Inc.	94,803	2,233,559
Limited Brands, Inc.	19,874	172,904
RadioShack Corp.	19,049	163,250
Sherwin-Williams Co. (The)	13,337	693,124
Staples, Inc.	88,922	1,610,377
Tiffany & Co.	23,218	500,580

		$6,583,047

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	47,524	$200,551
Nike, Inc., Class B	47,513	2,227,885

		$2,428,436

Tobacco — 1.8%
Altria Group, Inc.	76,383	$1,223,656
Philip Morris International, Inc.	116,258	4,136,460
Reynolds American, Inc.	6,000	215,040

		$5,575,156

Security	Shares	Value
Trading Companies & Distributors — 0.1%
Fastenal Co.	6,000	$192,930

		$192,930

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC ADR	17,696	$308,264

		$308,264

Total Common Stocks (identified cost $361,391,534)		$321,508,283

Total Investments — 103.1% (identified cost $361,391,534)		$321,508,283

Covered Call Options Written — (3.4)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,107	$785	4/18/09	$(3,763,800)
S&P 500 Index	1,910	790	4/18/09	(5,634,500)
S&P 500 Index	773	815	4/18/09	(1,391,400)

Total Covered Call Options Written (premiums received $9,206,298)				$(10,789,700)

Other Assets, Less Liabilities — 0.3%				$1,070,384

Net Assets — 100.0%				$311,788,967

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$361,390,264

Gross unrealized appreciation	$14,163,298
Gross unrealized depreciation	(54,045,279)

Net unrealized depreciation	$(39,881,981)

Written call options activity for the fiscal year to date ended March 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	3,688	$14,192,036
Options written	11,460	31,961,437
Options terminated in closing purchase transactions	(11,358)	(36,947,175)

Outstanding, end of period	3,790	$9,206,298

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was none and $10,789,700, respectively.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$321,508,283	$(10,789,700)
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—

Total		$321,508,283	$(10,789,700)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009